CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 16,831	$ 5,297
Short-term bank deposits	5,756	22,192
Prepaid expenses	152	108
Other receivables	141	613
Total current assets	22,880	28,210
NON-CURRENT ASSETS
Property and equipment, net	1,341	1,816
Right-of-use assets, net	1,355	1,650
Intangible assets, net	21,714	21,891
Total non-current assets	24,410	25,357
Total assets	47,290	53,567
CURRENT LIABILITIES
Current maturities of long-term loans	3,092	2,692
Accounts payable and accruals:
Trade	5,918	7,794
Other	1,440	1,280
Lease liabilities	191	202
Total current liabilities	10,641	11,968
NON-CURRENT LIABILITIES
Warrants	10,218	658
Long-term loans, net of current maturities	2,740	5,799
Lease liabilities	1,661	1,762
Total non-current liabilities	14,619	8,219
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	25,260	20,187
EQUITY
Ordinary shares	9,870	4,692
Share premium	279,241	265,938
Capital reserve	12,322	12,132
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(277,987)	(247,966)
Total equity	22,030	33,380
Total liabilities and equity	$ 47,290	$ 53,567